FINISHED GOODS USED IN OPERATIONS, NET	12 Months Ended
Dec. 31, 2013
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
FINISHED GOODS USED IN OPERATIONS, NET
NOTE 5        -     FINISHED GOODS USED IN OPERATIONS, NET

	December 31,
	2012	2013

Finished goods used in operations	$15,966	$17,400
Accumulated depreciation	(12,176)	(12,607)
Finished goods used in operations, net	$3,790	$4,793

Depreciation expenses were $2,480, $2,308 and $2,589 in the years ended December 31, 2011, 2012 and 2013, respectively.